CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Average share price of stock issued for excercisable options	$ 0.36	$ 1.56
Average share price of stock issued for services		$ 3.03